Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Balance at beginning of the period	$ 9,928
Balance at end of the period	8,854	$ 9,928
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	5,421	6,836	$ 11,065
Penalties and other charges	1	123	362
New contingencies	486	178	91
Contingencies added in business combination		104	861
Cancellation and expiration	(247)	106	(796)
Payments	(174)	(112)	(947)
Brazil amnesty adoption			(3,321)
Effects of changes in foreign exchange rates	(425)	(951)	(479)
Effects due to derecognition of Philippines		(863)
Balance at end of the period	5,062	5,421	6,836
Labor [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	2,601	2,723	2,578
Penalties and other charges	293	310	56
New contingencies	521	330	283
Contingencies added in business combination	44	289
Cancellation and expiration	(283)	(133)	(32)
Payments	(500)	(193)	(92)
Effects of changes in foreign exchange rates	(221)	(725)	(69)
Venezuela deconsolidation effect			(1)
Balance at end of the period	2,455	2,601	2,723
Legal [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	1,906	3,296	2,785
Penalties and other charges	94	86	121
New contingencies	213	72	186
Contingencies added in business combination	77	67	783
Cancellation and expiration	(542)	(146)	(16)
Payments	(318)	(251)	(417)
Brazil amnesty adoption			7
Effects of changes in foreign exchange rates	(93)	(335)	(151)
Venezuela deconsolidation effect			(2)
Effects due to derecognition of Philippines		(883)
Balance at end of the period	$ 1,337	$ 1,906	$ 3,296